PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of property and equipment

Property and equipment consist of the following as of September 30, 2024 and December 31, 2023 (in thousands):

	September 30, 2024	December 31, 2023
Furniture and fixtures	$97	$91
Machinery and equipment	69	62
Vehicles	860	814
Property improvements	17	49
Building	575	570
Property and Equipment	1,618	1,586
Less: Accumulated Depreciation	(622)	(448)
Total	$996	$1,138

Schedule of property and equipment

Property and equipment consist of the following as of September 30, 2024 and December 31, 2023 (in thousands):

	September 30, 2024	December 31, 2023
Furniture and fixtures	$97	$91
Machinery and equipment	69	62
Vehicles	860	814
Property improvements	17	49
Building	575	570
Property and Equipment	1,618	1,586
Less: Accumulated Depreciation	(622)	(448)
Total	$996	$1,138

ConnectM Before Business Combination
Schedule of property and equipment

	As of December 31,
	2023	2022
Furniture and fixtures	$90,661	$35,279
Machinery and equipment	61,731	87,071
Vehicles	814,531	531,232
Property improvements	49,255	49,255
Building	570,000	570,000
Property and Equipment	1,586,178	1,272,837
Less: Accumulated Depreciation	(448,479)	(191,880)
Total	$1,137,699	$1,080,957

Schedule of property and equipment

	As of December 31,
	2023	2022
Furniture and fixtures	$90,661	$35,279
Machinery and equipment	61,731	87,071
Vehicles	814,531	531,232
Property improvements	49,255	49,255
Building	570,000	570,000
Property and Equipment	1,586,178	1,272,837
Less: Accumulated Depreciation	(448,479)	(191,880)
Total	$1,137,699	$1,080,957